Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended										12 Months Ended
	May 31, 2013	Aug. 31, 2012	May 31, 2010	May 31, 2014 Entity Segment	May 31, 2013 Entity Bond	May 31, 2012 Bond	May 31, 2014 Third Party	May 31, 2013 Third Party	May 31, 2012 Third Party	May 31, 2013 Kemrock Industries and Exports Limited	May 31, 2014 Kemrock Industries and Exports Limited	May 31, 2012 Kemrock Industries and Exports Limited	May 31, 2011 Kemrock Industries and Exports Limited	May 31, 2012 Kemrock global depository receipts	May 31, 2014 Consumer Segment Entity	May 31, 2013 Consumer Segment Entity	May 31, 2013 Conversion option, Kemrock 5.5% bonds	May 31, 2012 Conversion option, Kemrock 5.5% bonds	May 31, 2013 Conversion option, Kemrock 5.5% bonds Kemrock Industries and Exports Limited
Significant Of Accounting Policies [Line Items]
Number of appeal bonds satisfied						1
Carrying value of retained interest in SPHC			$ 0
Net loss from deconsolidation of business			(7,900,000)
Number of business acquisition				4	6
Number of reportable segments				2											2	2
Shipping costs							133,000,000	125,600,000	112,000,000
Bad debt expense	4,000,000	5,000,000		7,600,000	18,800,000	5,800,000
Loans deemed uncollectible, recorded as loss										9,000,000
Advertising cost				49,600,000	43,200,000	34,100,000
Research and development cost				54,600,000	49,300,000	45,400,000
Acquisition of equity method investment, shares												870,000	3,200,000	693,072
Equity method investment, carrying value										0	0		24,200,000
Equity method investment, ownership percentage												23.00%	18.00%
Purchase of global depository receipt, value														7,200,000
Investment in affiliate																		22,700,000
Investment in affiliate, interest rate																		5.50%
Debt securities, conversion date, earliest date																		Jun. 04, 2012
Debt securities, conversion date, latest date																		Jun. 12, 2017
Impairment loss on equity method investment				2,888,000	(44,671,000)	8,079,000				(55,900,000)
Impairment of investments	18,500,000	40,300,000			51,092,000												13,700,000		13,700,000
Impact of adjustment for accumulated foreign currency translation				(6,100,000)
Undistributed foreign earnings				50,000,000
Estimated tax impact				2,500,000
Foreign subsidiary undistributed earnings				$ 1,200,000,000